Loans and advances to financial institutions (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans And Advances To Financial Institutions Details Text [Abstract]
Investments in repo operations given in guarantee	R$ 38,451,100	R$ 60,443,537